Annual Fund Operating Expenses	12 Months Ended
	Aug. 31, 2024
Blue Chip Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Blue Chip Fund | Blue Chip Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.93%
Blue Chip Fund | Blue Chip Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.66%
Blue Chip Fund | Blue Chip Fund Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.77%
Blue Chip Fund | Blue Chip Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.04%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.66%
Blue Chip Fund | Blue Chip Fund Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.13%
Blue Chip Fund | Blue Chip Fund Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.82%
Blue Chip Fund | Blue Chip Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.57%
Bond Market Index Fund | Bond Market Index Fund Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%	[3]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.50%
Bond Market Index Fund | Bond Market Index Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%	[3]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.13%
Bond Market Index Fund | Bond Market Index Fund Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.70%
Bond Market Index Fund | Bond Market Index Fund Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%	[3]
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.39%
Capital Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Capital Securities Fund | Capital Securities Fund Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.04%
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	0.00%	[5]
Diversified Real Asset Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Diversified Real Asset Fund | Diversified Real Asset Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	1.22%
Diversified Real Asset Fund | Diversified Real Asset Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.85%
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.37%
Net Expenses (as a percentage of Assets)	1.37%
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	0.80%
Edge MidCap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Edge MidCap Fund | EDGE MidCap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.17%)	[7]
Net Expenses (as a percentage of Assets)	1.10%
Edge MidCap Fund | EDGE MidCap Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	0.77%
Edge MidCap Fund | EDGE MidCap Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.12%)	[7]
Net Expenses (as a percentage of Assets)	0.67%
Global Multi-Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Global Multi-Strategy Fund | Global Multi-Strategy Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%	[8]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%	[8]
Component2 Other Expenses	0.27%	[9]
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.81%
Net Expenses (as a percentage of Assets)	1.81%
Global Multi-Strategy Fund | Global Multi-Strategy Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%	[8]
Component1 Other Expenses	0.03%	[8]
Component2 Other Expenses	0.20%	[9]
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	1.48%
Global Multi-Strategy Fund | Global Multi-Strategy Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%	[8]
Component1 Other Expenses	0.03%	[8]
Component2 Other Expenses	0.22%	[9]
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.17%)	[10]
Net Expenses (as a percentage of Assets)	1.34%
Global Sustainable Listed Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Global Sustainable Listed Infrastructure Fund | Global Sustainable Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.37%)	[11]
Net Expenses (as a percentage of Assets)	0.89%
International Equity Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
International Equity Index Fund | International Equity Index Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[12]
Other Expenses (as a percentage of Assets):	0.23%	[13]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.15%)	[14]
Net Expenses (as a percentage of Assets)	0.31%
International Equity Index Fund | International Equity Index Fund Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[12]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%	[13]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%
Net Expenses (as a percentage of Assets)	0.87%
International Equity Index Fund | International Equity Index Fund Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[12]
Other Expenses (as a percentage of Assets):	0.33%	[13]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.56%
Net Expenses (as a percentage of Assets)	0.56%
International Equity Index Fund | International Equity Index Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[12]
Other Expenses (as a percentage of Assets):	0.08%	[13]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.02%)	[14]
Net Expenses (as a percentage of Assets)	0.29%
International Small Company Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
International Small Company Fund | International Small Company Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.07%)	[15]
Net Expenses (as a percentage of Assets)	1.08%
International Small Company Fund | International Small Company Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	0.00%	[15]
Net Expenses (as a percentage of Assets)	1.03%
Opportunistic Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Opportunistic Municipal Fund | Opportunistic Municipal Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.23%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.04%)	[16]
Net Expenses (as a percentage of Assets)	1.08%
Opportunistic Municipal Fund | Opportunistic Municipal Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Component1 Other Expenses	0.23%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.05%)	[16]
Net Expenses (as a percentage of Assets)	0.80%
Small-MidCap Dividend Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2025
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.04%)	[17]
Net Expenses (as a percentage of Assets)	1.12%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	(0.13%)	[17]
Net Expenses (as a percentage of Assets)	1.87%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.02%)	[17]
Net Expenses (as a percentage of Assets)	0.85%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	0.00%	[17]
Net Expenses (as a percentage of Assets)	0.79%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.04%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.80%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.03%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.80%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.27%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.96%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.71%

[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund’s management fees through the period ending December 30, 2025. The fee waiver will reduce the Fund's management fees by 0.03% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	(1)Fees have been restated to reflect current fees.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class S shares by paying expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently (and, in any event, through December 30, 2025); however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit.
[5]	The table reflects that Principal Global Investors, LLC ("PGI"), the investment advisor, is absorbing all expenses of the Fund. You should be aware, however, that the Fund is an integral part of "wrap-fee" programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the Fund. Participants in these programs pay a "wrap" fee to the sponsor of the program. You should carefully read the wrap-fee brochure provided to you by your sponsor or your registered investment advisor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid to the registered investment advisor.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class A and 0.83% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[7]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A and 0.77% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[8]	Fees have been restated to reflect current fees.
[9]	(2)Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the contractual expense limit.
[10]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.39% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[11]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[12]	Fees have been restated to reflect current fees.
[13]	(2)Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the contractual expense limit.
[14]
(3)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.28% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

[15]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.08% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[16]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.84% for Class A and 0.56% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[17]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.12% for Class A, 1.87% for Class C, and 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.